Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A has been filed by SMX (Security Matters) Public Limited Company (the “Company”) to amend its Annual Report on Form 20-F for the fiscal year ended December 31, 2014, filed on May 14, 2025 (the “Original Filing”), with the U.S. Securities and Exchange Commission (the “SEC”). The purpose of this Amendment No. 1 is solely to include the symbol for the conformed signature (“/s/”) to BDO Ziv Haft’s signature in its Audit Report dated May 14, 2025, and to include the conformed signatures for the Company’s Chief Executive Officer, Interim Chief Financial Officer, and Chairperson of the Audit Committee in the Company’s financial statements. The signed Audit Report and financial statements were provided prior to the Original Filing, but the conformed signature symbol (“/s/”) and conformed signatures were inadvertently omitted from the Original Filing. No other changes have been made to the Original Filing. In order to comply with certain requirements of the SEC’s rules in connection with this filing, this Amendment No. 1 includes Item 17. Financial Statements and Item 19. Exhibits. This Amendment No. 1 does not, and does not purport to, amend, modify, update, restate or change in any way the information contained or disclosures made in the Original Filing, including the previously reported consolidated financial statements. This Amendment No. 1 speaks as of the original filing date of the Original Filing, and does not reflect events that may have occurred subsequent to the date the Original Filing was filed with the SEC. Consistent with the rules of the SEC, the certifications of the Company’s principal executive officer and principal financial officer as of the date of this Amendment No. 1 are attached as exhibits to this Amendment No. 1. The only change in these certifications from the certifications of the Company’s principal executive officer and principal financial officer filed as exhibits to the Original Filing is their date. In addition, the Company is also attaching as Exhibit 101 hereto the Interactive Data File disclosure furnished as Exhibit 101 to the Original Filing. No changes have been made to the Interactive Data File disclosure furnished as Exhibit 101 to this Amendment No. 1 from the Interactive Data File disclosure furnished as Exhibit 101 to the Original Filing.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41639
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1185
Auditor Opinion [Text Block]	We have audited the accompanying consolidated statements of financial position of SMX (Security Matters) Public Limited Company and subsidiaries (the “Company”) as of December 31, 2024, and 2023, the related consolidated statements of comprehensive loss, changes in equity and cash flows for each of the three years in the period ended December 31, 2024, and the related notes (collectively, the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024, and 2023, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2024, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.
Auditor Location	Tel-Aviv, Israel
Auditor Name	Ziv Haft
Ordinary Shares, with a nominal value of $0.00000000000001 per share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, with a nominal value of $0.00000000000001 per share
Trading Symbol	SMX
Security Exchange Name	NASDAQ
Warrants, each exercisable for one Ordinary Share at an exercise price of $540,787.50 per share [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share at an exercise price of $540,787.50 per share
Trading Symbol	SMXWW
Security Exchange Name	NASDAQ
Ordinary shares [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,163,365
Public warrants [member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	132
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 T4A6
City Area Code	+353-1
Local Phone Number	920-1000
Contact Personnel Name	Haggai Alon